Related party transactions	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Related Party Transactions [Abstract]
Related party transactions	Note 13 – Related party transactions As of and for the nine months periods ended January 31, 2026, the Target Company does not have any related party transaction and balance.	Note 13 – Related party transactions As of and for the years ended April 30, 2025 and 2024, The Target Company do not have any related party transaction and balance.